Summary of Significant Accounting Policies - Leases - maturities of lease liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Leases
2024	$ 334,863
2025	167,431
Total lease payment	502,294
Less: imputed interest	(21,326)
Total lease liability balance	480,968
Less: Operating lease liabilities, current	(315,953)	$ (328,046)
Long-term operating lease liabilities	$ 165,015	$ 489,122